INITIAL PUBLIC OFFERING (Details) - $ / shares	1 Months Ended	3 Months Ended
	Feb. 16, 2021	Mar. 31, 2021
Initial public offering per share (in Dollars)	$ 10.00	$ 10.00
Initial public offering per share (in Dollars per share)	10.00
Private placement, description		Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.
IPO
Initial public offering shares		25,300,000
Initial public offering per share (in Dollars)		$ 10.00
Initial public offering per share (in Dollars per share)	$ 10.00
Over-Allotment Option
Initial public offering shares	3,300,000	3,300,000
Initial public offering per share (in Dollars)	$ 10.00
Class A ordinary shares
Initial public offering per share (in Dollars per share)		$ 11.50
Class A ordinary shares | IPO
Initial public offering shares	25,300,000
Initial public offering per share (in Dollars)	$ 10.00
Initial public offering per share (in Dollars per share)	$ 10.00